Cover	Jun. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2023
Entity File Number	001-06479
Entity Registrant Name	Overseas Shipholding Group, Inc
Entity Central Index Key	0000075208
Entity Tax Identification Number	13-2637623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Two Harbor Place
Entity Address, Address Line Two	302 Knights Run Avenue
Entity Address, Address Line Three	Suite 1200
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(813)
Local Phone Number	209-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock (par value $0.01 per share)
Trading Symbol	OSG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false